INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes expenses consists of the following:

	Year ended
	September 30,
	2012	2013	2014
	RMB	RMB	RMB

Current	589	2,707	677
Deferred	1,273	1,755	-
Reversal of contingent tax liability	-	-	(39,060)

	1,862	4,462	(38,383)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets are as follows:

		September 30,
	2013	2014
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	19,117	18,214
Impairment on inventory	10,946	10,626
Others	8,755	11,344

Non-current deferred income tax assets	38,818	40,184
Valuation allowances	(38,818)	(40,184)

Net non-current deferred income tax assets	-	-

Summary of Operating Loss Carryforwards [Table Text Block]
The expiration period of unused tax losses is as follows:

		Year ended
		September 30,
	2013	2014
	RMB	RMB
Calendar year ending,
2014	-	-
2015	10,997	10,278
2016	15,141	53,105
2017	24,807	21,254
2018	14,067	5,290

	65,012	89,927

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended
	September 30,
	2012	2013	2014
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	218	(30)	(2)
Effect of different tax jurisdiction	(156)	10	(3)
Permanent book-tax difference	1,757	(4)	9
Change in valuation allowance	(2,078)	76	(2)
Utilization of tax loss previously not recognized	-	(43)	-
Under/(Over) provision in prior year	32	(2)	(29)
Reversal of contingent tax liability			90

Effective income tax rate	(202)	32	88